Common stock	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock
Common stock
The Company’s certificate of incorporation, as amended, authorizes the Company to issue 100.0 million shares of $0.0003 par value common stock.
At June 30, 2012 (unaudited) the Company has reserved shares for issuance of common stock as follows:

Common Stock

Reserved under stock option plans	217,527
Exercise of warrants to purchase common stock	114,516
332,043

Incentive stock option plans

The Company has three equity incentive plans: the 2000 Stock Option Plan (the "2000 Plan"), the 2006 Stock Option Plan (the "2006 Plan") and the 2012 Stock Option Plan (the "2012 Plan"). On March 26, 2012, all shares that were reserved under the 2006 Plan but not subject to outstanding awards became available for grant under the 2012 Plan. No additional shares will be issued under the 2006 Plan. The 2000 Plan terminated in March 2010 and no additional shares will be issued under this plan. All options currently outstanding under the 2000 Plan and the 2006 Plan continue to be governed by the terms and conditions of those plans. Under the 2012 Plan, the Company has the ability to issue incentive stock options (“ISOs”), stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance awards and stock bonuses. The ISOs will be granted at a price per share not less than the fair value at date of grant. Options granted to date generally vest over a four-year period with 25% vesting at the end of one year and the remaining vest monthly thereafter. Options granted generally are exercisable up to 10 years.
Early exercise of stock options
The Company typically allows employees to exercise options granted under the 2000 and 2006 Plans prior to vesting. The unvested shares are subject to the Company’s repurchase right at the original purchase price. The proceeds initially are recorded as an accrued liability from the early exercise of stock options (see Note 7, Balance sheet components - Accrued payroll and other accruals), and reclassified to common stock as the Company’s repurchase right lapses. At December 31, 2010 and 2011, and June 30, 2012 (unaudited) there were unvested shares in the amount of 2,666, 112,967 and 82,185, respectively, which were subject to repurchase at an aggregate price of $0 million, $0.4 million and $0.3 million, respectively.
Common stock subject to repurchase
Pursuant to the acquisition arrangement with Wallace Wireless, two employees were given the right to purchase 112,612 shares of common stock for $2.22 per share from the Company. Per this agreement, the Company has the right, but not the obligation, to repurchase the unvested shares of common stock upon termination of the employment of these two individuals, at the original purchase price per share. The repurchase rights with respect to the common stock lapse over the vesting period, which is 24 months from the acquisition date. These restricted shares are legally issued and outstanding and have been included in stockholders’ deficit. The amounts received in exchange for these shares have been included in accrued payroll and other accruals in the accompanying consolidated balance sheet and are reclassified to equity as the shares vest.

The following table summarizes the combined stock option activity under the 2000 Plan, the 2006 Plan and the 2012 Plan and non-plan stock option agreements:

		Options outstanding
	Shares available for grant	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value

				(in years)	(in thousands)
Outstanding at December 31, 2010	494,889	3,534,875	$1.64	6.32	$1,861

Additional reserve for future issuance	1,889,226
Options granted	(1,364,237)	1,364,237	$7.32
Options exercised	—	(1,005,366)	$1.80
Options cancelled	79,358	(79,358)	$4.32
Options expired	6,166	(6,166)	$0.90
Options cancelled and not returned to the reserve for future issuance	(6,261)	—
Early exercised options repurchased and added back to the pool	1,970	—

Outstanding at December 31, 2011	1,101,111	3,808,222	$3.57	6.68	$28,682
Shares removed from the plan	(167,166)
Options granted	(496,370)	496,370	$22.27
Options exercised	—	(350,750)	$1.36
Options canceled	26,989	(26,989)	$4.26
Options expired	4,961	(4,961)	$2.58
Early exercised options repurchased and added back to the pool	1,315
Outstanding at June 30, 2012 (unaudited)	470,840	3,921,892	6.13	7.02	$81,029

Options vested and expected to vest as of December 31, 2011		3,679,649	$3.51	6.64	$27,911

Options vested and exercisable as of December 31, 2011		2,188,231	$2.08	5.31	$19,727

Options vested and expected to vest as of June 30, 2012 (unaudited)		3,859,983	$6.00	6.99	$80,259

Options vested and exercisable as of June 30, 2012 (unaudited)		2,300,191	$2.43	5.62	$56,036

Using the Black-Scholes option-pricing model, the weighted-average grant-date fair value of options granted to employees during 2009, 2010 and, 2011 and the six months ended June 30, 2012 (unaudited) was $0.36 per share, $0.96 per share, $3.30 per share and $9.87 per share respectively. Further information regarding the value of employee options vested and exercised during 2009, 2010 and 2011 is set forth below.

	Years ended December 31,			June 30,
(in thousands)	2009	2010	2011	2012
				(unaudited)
Grant-date fair value of options vested during period	$470	$469	$881	$517
Intrinsic value of options exercised during period	1	261	2,565	5,923

Restricted Stock Awards and Restricted Stock Units
In 2012, the Company began incorporating restricted stock awards and RSUs as an element of our compensation plans. In February 2012, the Company granted certain of our directors restricted stock which vests 50% on the first anniversary of the grant, and 50% on the second anniversary of the grant. In May 2012, the Company granted certain employees RSUs, which vest one third on the first anniversary of the grant, one third on the second anniversary of the grant and one third upon the third anniversary of the grant.
A summary of the restricted stock activity for the six months ended June 30, 2012 (unaudited) is presented below:

	Restricted Stock Awards		Restricted Stock Units
	Number of shares	Weighted Average Grant Date Fair Value per Share	Number of shares	Weighted Average Grant Date Fair Value per Share
Granted	24,152	12.42	253,810	24.15
Vested	—	—	—	—
Forfeited	—	—	(500)	24.15
Outstanding at June 30, 2012	24,152	12.42	253,310	24.15

The Company uses the Black-Scholes option-pricing model to calculate the fair value of stock options on their grant date. This model requires the following major inputs: the estimated fair value of the underlying common stock, the expected life of the option, the expected volatility of the underlying common stock over the expected life of the option, the risk-free interest rate and expected dividend yield. The following assumptions were used for each respective period for employee stock-based compensation:

	Years ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Risk-free interest rate	1.89% -2.73%	1.90% - 2.63%	0.98% - 2.48%	2.20% - 2.48%	0.78% - 1.03%
Expected life (years)	5.57	5.77	5.49 - 5.73	5.49 - 5.68	5.48 - 5.60
Expected volatility	45.30% - 46.20%	44.03% - 44.52%	44.68% - 47.60%	45.00%	47.9% - 48.7%
Dividend yield	—%	—%	—%	—	—

At June 30, 2012 (unaudited), there was $7.6 million of unrecognized net compensation cost related to options which is expected to be recognized over a weighted-average period of 3 years.
Prior to the Company's IPO, the risk-free rate for the expected term of options was based on the U.S. Treasury Constant Maturity Rate as of the grant date. The computation of expected life was determined based on the historical exercise and forfeiture behavior of the Company’s employees, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. The expected stock price volatility for the Company’s common stock was estimated based on the historical volatility of a peer group of publicly-traded companies for the same expected term of the options. The peer group was selected based on industry and market capitalization data. The Company assumed the dividend yield to be zero, as the Company has never declared or paid dividends and does not expect to do so in the foreseeable future.
Stock-based compensation expense is recognized based on a straight-line amortization method over the respective vesting period of the award and has been reduced for estimated forfeitures. The Company estimated the expected forfeiture rate based on our historical experience, considering voluntary termination behaviors, trends of actual award forfeitures, and other events that will impact the forfeiture rate. To the extent the Company’s actual forfeiture rate is different from the estimate, the stock-based compensation expense is adjusted accordingly.
During 2010 and 2011, and the six months ended June 30, 2012 (unaudited), the Company granted employee options to purchase shares of common stock as follows:

Grant Date	Number of Options Granted	Option Exercise Price	Fair Value of Common Stock per Share

February 26, 2010	18,246	$1.62	$1.62
March 31, 2010	99,999	1.62	1.62
July 16, 2010	18,913	2.04	2.04
September 7, 2010	144,331	2.22	2.22
December 23, 2010	314,472	2.16	2.16
March 31, 2011	363,415	4.68	4.68
May 5, 2011	420,404	5.04	5.04
June 14, 2011	45,696	5.04	11.10
July 28, 2011	71,326	11.10	11.10
October 3, 2011	200,000	11.10	11.10
October 26, 2011	83,241	11.10	11.10
December 20, 2011	112,239	11.10	11.10
February 9, 2012	57,239	12.42	12.42
March 27, 2012	41,161	16.00	16.00
May 31, 2012	370,470	24.15	24.15
June 29, 2012	27,500	26.79	26.79

Because the Company’s common stock was not publicly traded prior to the Company's IPO, for stock options granted prior to the Company's IPO, the Board of Directors exercised significant judgment in determining the fair value of the Company’s common stock on the date of grant based on a number of objective and subjective factors. Factors considered by the Board of Directors included:

•	the Company’s stage of development

•	the Company’s financial condition and historical operating performance

•	the Company’s future financial projections and the risk of not achieving these projections

•	changes in the company and in the industry since the last time the Board of Directors made a determination of fair value

•	impact of acquisitions on the business, including risks associated with the integration of the acquired operations

•	the financial performance and range of market multiples of comparable companies and comparable acquisitions

•	market and regulatory conditions affecting the Company’s industry

•	the rights, preferences, privileges and restrictions of each security in the Company’s capital structure

•	the expected timing and likelihood of achieving a liquidity event, such as an initial public offering or sale of the company given prevailing market conditions

•	the illiquid nature of the common stock
Since January 2009, through the date of the Company's IPO, the Company obtained quarterly third-party valuations of its common stock performed in a manner consistent with the AICPA Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. These valuations involved estimating, its enterprise value, or EV, and then allocating the EV to each element of the capital structure (e.g. preferred stock, common stock, warrants and options). The Company’s EV was estimated using a combination of two generally accepted approaches: the income approach using the discounted cash flow method, or DCF, and the market-based approach using two comparable company methods. The DCF estimated the Company’s enterprise value based on the present value of estimated future net cash flows the business is expected to generate over a forecasted period and an estimate of the present value of cash flows beyond that period, which is referred to as terminal value. The future cash flows used in the DCF were approved by the Board of Directors quarterly and considered the changes that had taken place in the Company’s business since the last valuation. The estimated present value was then calculated by applying a discount rate known as the weighted average cost of capital, which accounts for the time value of money and the appropriate degree of risks inherent in the business, to the Company’s cash flow projections. Under the market-based approach the Company considered analyses for both comparable companies and comparable acquisitions. In the comparable company analysis of the market approach, the Company considered EV, to last twelve months, or LTM, revenue, to next calendar year, or CY, revenue, to two-year forward revenue, and to two-year forward EBITDA. Since the Company has not yet achieved a normalized level of operating profit, LTM EBITDA multiples were not used and forward EBITDA multiples were applied only in certain valuations. EV is defined and computed as the market value of equity (also referred to as market capitalization, computed as fully-diluted shares outstanding multiplied by trading price), plus preferred stock, plus minority interest, plus debt, less cash (cash, cash equivalents and marketable securities). Over time, the comparable companies the Company considered evolved to reflect the shift in the product offering and strategy. In selecting appropriate multiples, the Company gave consideration to the fact that the comparable companies they identified were larger, more mature and more diversified than them, and most were profitable, whereas the Company is smaller and less diversified, has not yet achieved positive or normalized (depending on the valuation date) operating margins, but is growing faster than the comparable companies. Over time, the selected multiples evolved as a result of movements in comparable companies’ stock prices and financial results, as well as the Company’s historical and expected future performance relative to that of the comparable companies.
For stock options granted subsequent to the Company's IPO, the Board of Directors determined the fair value based on the closing price of the Company's common stock as reported on the New York Stock Exchange on the date of grant.
Non-Employee Stock-Based Compensation
For the years ended December 31, 2009, 2010 and 2011, and for the six months ended June 30, 2012 (unaudited) the Company granted 7,500, 84,166, 67,916 and zero options to non-employees. Of the 84,166 options granted during the year ended December 31, 2010, 83,333 were granted in connection with the acquisition of ExperiaHealth (see note 5), which the Company issued contingent upon certain revenue milestones being met for 2010 and 2011. All other options granted to non-employees during the three years ended December 31, 2011 were fully vested on the date of grant. Stock-based compensation expense related to stock options granted to non-employees is recognized as the stock option vests, or if fully vested, on the date of grant. For stock options issued to non-employees with specific performance criteria, the Company makes a determination at each balance sheet date whether the performance criteria are probable of being achieved. Compensation expense is recognized at the time it is determined that it is probable the performance criteria will be met. The fair value of the stock options granted to non-employees was calculated using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Risk-free interest rate	1.72%	2.43%	1.63% - 3.41%	1.70% - 3.41%	1.77%
Expected life	10 years	10 years	8.83 - 10	9.33 - 10	8.67 years
Expected volatility	45%	46%	45.0% - 54.0%	45.0% - 54.0%	46.7%
Dividend yield	—%	—%	—%	—%	—%

For the years ended December 31, 2009, 2010 and 2011, the Company recognized expenses of approximately $0, $100,000 and $907,000, respectively, related to these options. For the six months ended June 30, 2011 and June 30, 2012 (unaudited) the Company recognized expenses of approximately $448,000 and $29,000, respectively.